Expense Example - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor China Region Fund - Class A
Expense Example:
1 year	$ 688
3 years	928
5 years	1,187
10 years	1,924
Fidelity Advisor China Region Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,059
Fidelity Advisor China Region Fund - Class M
Expense Example:
1 year	490
3 years	787
5 years	1,104
10 years	2,003
Fidelity Advisor China Region Fund - Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	1,108
Fidelity Advisor China Region Fund - Class Z
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	$ 954